Disposals - Summary of the disposal of joint ventures and associates (Details) € in Millions, ₨ in Billions				6 Months Ended
	Jul. 22, 2024 EUR (€)	Jun. 19, 2024 EUR (€)	Jun. 19, 2024 INR (₨)	Sep. 30, 2024 EUR (€)	Sep. 30, 2023 EUR (€)
Disposals
Cash consideration received				€ 3,020	€ 500	[1]
Indus Towers Limited
Disposals
Cash consideration received		€ 1,684	₨ 153.0	1,684
Oak Holdings 1 GmbH
Disposals
Cash consideration received	€ 1,336			€ 1,336	€ 500

[1]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.